Long-Term Debt and Financial Liabilities, net (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about borrowings [abstract]
Long-Term Debt, net - Consolidated statement of financial position

	Borrowers / Lenders	Principal	Deferred finance costs	Modification of Loan	Accrued Interest	Amortized cost
(a)	Serena Maritime Limited, Salaminia Maritime Limited, Talisman Maritime Limited and Argo Maritime Limited. / First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.)	39,605	(279)	(116)	391	39,601
(b)	Calypso Shipholding S.A. / Marguerite Maritime S.A.	21,820	(296)	—	129	21,653
	Total Long-term debt at June 30, 2025	61,425	(575)	(116)	520	61,254
	Less: Current Portion	(6,164)	245	116	(520)	(6,323)
	Long-Term Portion	55,261	(330)	—	—	54,931

	Total Long-term debt at December 31, 2024	66,540	(719)	(194)	589	66,216
	Less: Current Portion	(6,771)	271	143	(589)	(6,946)
	Long-Term Portion	59,769	(448)	(51)	—	59,270

(c)	Daxos Maritime Limited / SK Shipholding S.A.	26,998	(301)	—	—	26,697

(d)	Paralus Shipholding S.A. / Shankyo Shoji Co. Ltd. and Greatsail Shipping S.A.	24,522	(268)	—	—	24,254

	Total Financial liabilities at June 30, 2025	51,520	(569)	—	—	50,951
	Less: Current Portion	(1,917)	57	—	—	(1,860)
	Long-Term Portion	49,603	(512)	—	—	49,091

	Total Financial liabilities at December 31, 2024	52,471	(597)	—	—	51,874
	Less: Current Portion	(1,916)	56	—	—	(1,860)
	Long-Term Portion	50,555	(541)	—	—	50,014

Long-Term Debt, net - Annual loan principal payments

June 30,	First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.)	Marguerite Maritime S.A.	SK Shipholding S.A.	Shankyo Shoji Co. Ltd. and Greatsail Shipping S.A.	Total
2026	20,105	1,180	1,095	821	23,201
2027	2,000	1,180	1,095	821	5,096
2028	17,500	1,180	1,162	885	20,727
2029	—	18,280	1,168	931	20,379
2030 and thereafter	—	—	22,478	21,064	43,542
Total	39,605	21,820	26,998	24,522	112,945